Summary of Significant Accounting Policies - Revenue recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Revenue recognition
Total revenue	¥ 30,405,839	$ 4,771,340	¥ 25,214,290	¥ 22,109,946
Revenue (in percent)	100.00%	100.00%	100.00%	100.00%
Express delivery services
Revenue recognition
Total revenue	¥ 27,450,922	$ 4,307,649	¥ 21,900,201	¥ 19,606,214
Revenue (in percent)	90.30%	90.30%	86.90%	88.70%
Freight forwarding services
Revenue recognition
Total revenue	¥ 1,529,601	$ 240,028	¥ 1,862,689	¥ 1,235,961
Revenue (in percent)	5.00%	5.00%	7.40%	5.60%
Sale of accessories
Revenue recognition
Total revenue	¥ 1,231,283	$ 193,215	¥ 1,133,712	¥ 1,089,977
Revenue (in percent)	4.00%	4.00%	4.50%	4.90%
Others
Revenue recognition
Total revenue	¥ 194,033	$ 30,448	¥ 317,688	¥ 177,794
Revenue (in percent)	0.70%	0.70%	1.20%	0.80%